As filed with the Securities and Exchange Commission on November 20, 2015

1933 Act Registration No. 033-02659

1940 Act Registration No. 811-04556

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 209	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 210	☒

(Check appropriate box or boxes.)

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 19, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA FUNDS

Explanatory Note

This Post-Effective Amendment No. 209 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 19, 2015, the effectiveness of the Registration Statement for Transamerica Global Long/Short Equity, filed in Post-Effective Amendment No. 202 on May 15, 2015 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement for Transamerica Global Long/Short Equity was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
205	July 29, 2015	August 28, 2015
206	August 27, 2015	September 26, 2015
207	September 25, 2015	October 24, 2015
208	October 23, 2015	November 22, 2015

This Post-Effective Amendment No. 209 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 202.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 209 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 20th day of November, 2015.

TRANSAMERICA FUNDS
By:	/s/ Marijn P. Smit
Marijn P. Smit
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 209 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit	Trustee, President and Chief	November 20, 2015
	Marijn P. Smit	Executive Officer

	/s/ Sandra N. Bane	Trustee	November 20, 2015
Sandra N. Bane*

	/s/ Leo J. Hill	Trustee	November 20, 2015
Leo J. Hill*

	/s/ David W. Jennings	Trustee	November 20, 2015
David W. Jennings*

	/s/ Russell A. Kimball, Jr.	Trustee	November 20, 2015
Russell A. Kimball, Jr.*

	/s/ Eugene M. Mannella	Trustee	November 20, 2015
Eugene M. Mannella*

	/s/ Patricia L. Sawyer	Trustee	November 20, 2015
Patricia L. Sawyer*

	/s/ John W. Waechter	Trustee	November 20, 2015
John W. Waechter*

	/s/ Alan F. Warrick	Trustee	November 20, 2015
Alan F. Warrick*

	/s/ Vincent J. Toner	Vice President, Treasurer and Principal Financial Officer	November 20, 2015
Vincent J. Toner

*By:	/s/ Tané T. Tyler	Vice President, Associate General	November 20, 2015
	Tané T. Tyler**	Counsel, Chief Legal Officer and
Secretary
** Attorney-in-fact pursuant to power of attorney previously filed.